Fair Value Measurements (Tables)	3 Months Ended
Jan. 31, 2024
Text Block [Abstract]
Fair Value of Financial Instruments Not Carried at Fair Value on the Balance Sheet
Set out in the following table are the amounts that would be reported if all financial instruments not currently carried at fair value were reported at their fair values. Refer to Note 17 of our annual consolidated financial statements for the year ended October 31, 2023 for further discussion on the determination of fair value.

(Canadian $ in millions)	January 31, 2024		October 31, 2023
	Carrying value	Fair value	Carrying value	Fair value
Securities (1)
Amortized cost	121,127	112,579	116,814	104,171

Loans (1)(2)
Residential mortgages	176,257	173,157	175,350	167,863
Consumer instalment and other personal	91,261	90,159	103,267	101,023
Credit cards	12,104	12,104	11,893	11,893
Business and government	351,923	350,870	358,712	357,027
	631,545	626,290	649,222	637,806

Deposits (3)	873,703	872,234	875,034	871,776
Securitization and structured entities’ liabilities (4)	24,752	24,257	24,631	23,739
Other liabilities (5)	4,021	3,431	4,160	3,287
Subordinated debt	8,216	8,175	8,228	7,849
 This table excludes financial instruments with a carrying value approximating fair value, such as cash and cash equivalents, interest bearing deposits with banks, securities borrowed or purchased under resale agreements, customers’ liability under acceptances, certain other assets, certain other liabilities, acceptances and securities lent or sold under repurchase agreements.

(1)	Carrying value is net of ACL.
(2)
Excludes $37 million of residential mortgages classified as FVTPL, $10,437 million of business and government loans classified as FVTPL and $60 million of business and government loans classified as FVOCI ($1,676 million, $5,720 million and $58 million, respectively, as at October 31, 2023).

(3)
Excludes $39,637 million of structured note liabilities, $556 million of structured deposits and $242 million of metals deposits measured at fair value ($35,300 million, $341 million and $204 million, respectively, as at October 31, 2023).

(4)	Excludes $4,911 million of securitization and structured note entities’ liabilities classified as FVTPL ($2,463 million as at October 31, 2023).
(5)	Other liabilities include certain other liabilities of subsidiaries, other than deposits.
 Certain comparative figures have been reclassified
for changes in accounting policy (Note 1).

Summary of Assets and Liabilities categorized by the Fair Value Hierarchy
The extent of our use of actively quoted market prices (Level 1), internal models using
observable market information
as
inputs (Level 2) and models without observable market information as inputs (Level 3) in the valuation of securities, residential mortgages, business and government loans classified as FVTPL and FVOCI, other assets, fair value liabilities, derivative assets and derivative liabilities is presented in the following table:

(Canadian $ in millions)	January 31, 2024				October 31, 2023
	Valued using quoted market prices	Valued using models (with observable inputs)	Valued using models (without observable inputs)	Total	Valued using quoted market prices	Valued using models (with observable inputs)	Valued using models (without observable inputs)	Total
Trading Securities
Issued or guaranteed by:
Canadian federal government	3,486	6,059	-	9,545	7,503	3,867	-	11,370
Canadian provincial and municipal governments	835	6,332	-	7,167	3,680	3,489	-	7,169
U.S. federal government	8,549	16,070	-	24,619	8,822	11,310	-	20,132
U.S. states, municipalities and agencies	-	213	-	213	-	279	-	279
Other governments	1,040	3,018	-	4,058	442	2,099	-	2,541
NHA MBS, and U.S. agency MBS and CMO	-	22,668	814	23,482	-	20,620	897	21,517
Corporate debt	2,833	9,084	26	11,943	2,648	9,173	112	11,933
Trading loans	10	286	-	296	3	447	-	450
Corporate equity	56,540	171	-	56,711	48,094	196	37	48,327
	73,293	63,901	840	138,034	71,192	51,480	1,046	123,718
FVTPL Securities
Issued or guaranteed by:
Canadian federal government	394	200	-	594	211	5	-	216
Canadian provincial and municipal governments	209	1,125	-	1,334	444	722	-	1,166
U.S. federal government	5	1,816	-	1,821	5	2,083	-	2,088
Other governments	-	49	-	49	-	48	-	48
NHA MBS, and U.S. agency MBS and CMO	-	20	-	20	-	19	-	19
Corporate debt	330	7,867	24	8,221	25	7,310	27	7,362
Corporate equity	858	831	4,319	6,008	821	805	4,208	5,834
	1,796	11,908	4,343	18,047	1,506	10,992	4,235	16,733
FVOCI Securities
Issued or guaranteed by:
Canadian federal government	12,593	13,093	-	25,686	13,251	6,850	-	20,101
Canadian provincial and municipal governments	440	4,838	-	5,278	609	4,445	-	5,054
U.S. federal government	930	6,077	-	7,007	727	5,153	-	5,880
U.S. states, municipalities and agencies	-	5,108	-	5,108	-	5,300	-	5,300
Other governments	348	6,086	-	6,434	480	6,489	-	6,969
NHA MBS, and U.S. agency MBS and CMO	-	15,945	-	15,945	-	15,766	-	15,766
Corporate debt	146	3,716	-	3,862	406	3,183	-	3,589
Corporate equity	-	-	173	173	-	-	160	160
	14,457	54,863	173	69,493	15,473	47,186	160	62,819
Loans
Residential mortgages	-	37	-	37	-	1,676	-	1,676
Business and government loans	-	10,301	196	10,497	-	5,592	186	5,778
	-	10,338	196	10,534	-	7,268	186	7,454
Other Assets (1)	7,923	32	1,671	9,626	6,020	33	1,723	7,776
Fair Value Liabilities
Securities sold but not yet purchased	15,996	27,470	-	43,466	20,989	22,792	-	43,781
Structured note liabilities (2)	-	39,637	-	39,637	-	35,300	-	35,300
Structured deposits (3)	-	556	-	556	-	341	-	341
Other liabilities (4)	1,453	6,004	13	7,470	1,479	3,250	5	4,734
	17,449	73,667	13	91,129	22,468	61,683	5	84,156
Derivative Assets
Interest rate contracts	62	9,305	-	9,367	21	13,329	-	13,350
Foreign exchange contracts	2	12,530	-	12,532	28	19,861	-	19,889
Commodity contracts	608	1,182	7	1,797	668	1,349	5	2,022
Equity contracts	401	4,631	7	5,039	58	4,632	-	4,690
Credit default swaps	-	11	-	11	-	25	-	25
	1,073	27,659	14	28,746	775	39,196	5	39,976
Derivative Liabilities
Interest rate contracts	73	11,880	-	11,953	52	17,749	-	17,801
Foreign exchange contracts	40	12,038	-	12,078	1	19,204	-	19,205
Commodity contracts	527	1,255	1	1,783	589	1,067	1	1,657
Equity contracts	43	12,397	-	12,440	160	11,335	8	11,503
Credit default swaps	-	10	1	11	-	25	2	27
	683	37,580	2	38,265	802	49,380	11	50,193

(1)	Other assets include precious metals, segregated fund assets and investment properties in our insurance business, carbon credits, certain receivables and other items measured at fair value.
(2)	These structured note liabilities included in deposits have been designated at FVTPL.
(3)	This represents certain embedded options related to structured deposits carried at amortized cost, included in deposits.
(4)
Other liabilities include investment contract liabilities and segregated fund liabilities in our insurance business, certain payables and metals deposits included
in deposits that have been designated at FVTPL, as well as certain securitization and structured entities’ liabilities measured at FVTPL.

 Certain comparative figures have been
 reclassified for changes in accounting policy (Note 1).

Significant Unobservable Inputs in Level 3 Instrument Valuations
Quantitative Information about Level 3 Fair Value Measurements
The table below presents the fair values of our significant Level 3 financial instruments measured at fair value on a recurring basis, the valuation techniques used to determine their fair values and the value ranges of significant unobservable inputs used in the valuations. We have not applied any other reasonably possible alternative assumptions to the significant Level 3 categories of private equity investments, as the net asset values are provided by the investment or fund managers.

(Canadian $ in millions, except as noted)						January 31, 2024
						Range of input values (1)
	Reporting line in fair value hierarchy table	Fair value of assets	Valuation techniques	Significant unobservable inputs		Low	High
Private equity	Corporate equity	4,319	Net asset value	Net asset value		na	na
			EV/EBITDA	Multiple		5x	23x
Investment Properties	Other assets - other	1,368	Discounted cash flows	Discount margin		3%	7%
NHA MBS, U.S. agency MBS and CMO	NHA MBS, U.S. agency MBS and CMO	814	Discounted cash flows	Prepayment rate		3%	65%
			Market comparable	Comparability Adjustment	(2)	0.34	0.91

(1)
The low and high input values represent the lowest and highest actual level of inputs used to value a group of financial instruments in a particular product category. These input ranges do not reflect the level of input uncertainty, but are affected by the specific underlying instruments within each product category. The input ranges will therefore vary from period to period based on the characteristics of the underlying instruments held at each balance sheet date.

(2)	Range of input values represents price per security adjustment (Canadian $).
 na – not applicable

Summary of Transfers Between Level 1 and Level 2
The following tables present significant transfers between Level 1 and Level 2 for the three months ended January 31, 2024 and January 31, 2023:

(Canadian $ in millions)
For the three months ended	January 31, 2024		January 31, 2023
	Level 1 to Level 2	Level 2 to Level 1	Level 1 to Level 2	Level 2 to Level 1
Trading securities	6,677	988	872	2,188
FVTPL securities	535	294	17	298
FVOCI securities	5,342	804	1,643	1,287
Securities sold but not yet purchased	5,047	723	182	2,117
 Certain comparative figures have been reclassified for changes in accounting policy (Note 1).

Summary of Changes in Level 3 Instruments Carried At Fair Value
The tables below present a reconciliation of all changes in Level 3 financial instruments for the three months ended January 31, 2024 and January 31, 2023, including realized and unrealized gains (losses) included in earnings and other comprehensive income as well as transfers into and out of Level 3. Transfers from Level 2 into Level 3 were due to an increase in unobservable market inputs used in pricing the securities. Transfers out of Level 3 into Level 2 were due to an increase in observable market inputs used in pricing the securities.

		Change in fair value			Movements		Transfers
For the three months ended January 31, 2024 (Canadian $ in millions)	Balance October 31, 2023	Included in earnings	Included in other comprehensive income (1)	Issuances/ Purchases	Sales	Maturities/ Settlement	Transfers into Level 3	Transfers out of Level 3	Fair Value as at January 31, 2024	Change in unrealized gains (losses) recorded in income for instruments still held (2)
Trading Securities
NHA MBS and U.S. agency MBS and CMO	897	67	(30)	195	(273)	-	37	(79)	814	38
Corporate debt	112	1	(1)	10	(14)	-	3	(85)	26	1
Corporate equity	37	-	-	-	-	-	-	(37)	-	-
Total trading securities	1,046	68	(31)	205	(287)	-	40	(201)	840	39
FVTPL Securities
Corporate debt	27	(3)	-	-	-	-	-	-	24	(3)
Corporate equity	4,208	(107)	(59)	316	(38)	-	-	(1)	4,319	(49)
Total FVTPL securities	4,235	(110)	(59)	316	(38)	-	-	(1)	4,343	(52)
FVOCI Securities
Issued or guaranteed by:
U.S. states, municipalities and agencies	-	-	-	-	-	-	-	-	-	na
Corporate equity	160	-	11	2	-	-	-	-	173	na
Total FVOCI securities	160	-	11	2	-	-	-	-	173	na
Business and Government Loans	186	-	(6)	33	-	(17)	-	-	196	-
Other Assets	1,723	39	-	4	(21)	(74)	-	-	1,671	65
Derivative Assets
Foreign exchange contracts	-	-	-	-	-	-	-	-	-	-
Commodity contracts	5	2	-	-	-	-	-	-	7	2
Equity contracts	-	-	-	-	-	-	7	-	7	-
Total derivative assets	5	2	-	-	-	-	7	-	14	2
Other Liabilities	5	-	-	8	-	-	-	-	13	-
Derivative Liabilities
Foreign exchange contracts	-	-	-	-	-	-	-	-	-	-
Commodity contracts	1	-	-	-	-	-	-	-	1	-
Equity contracts	8	-	-	-	-	-	-	(8)	-	-
Credit default swaps	2	(1)	-	-	-	-	-	-	1	-
Total derivative liabilities	11	(1)	-	-	-	-	-	(8)	2	-

		Change in fair value			Movements		Transfers
For the three months ended January 31, 2023 (Canadian $ in millions)	Balance October 31, 2022	Included in earnings	Included in other comprehensive income (1)	Issuances/ Purchases	Sales	Maturities/ Settlement	Transfers into Level 3	Transfers out of Level 3	Fair Value as at January 31, 2023	Change in unrealized gains (losses) recorded in income for instruments still held (2)
Trading Securities
NHA MBS and U.S. agency MBS and CMO	985	(13)	(22)	145	(143)	-	17	(374)	595	(3)
Corporate debt	3	-	-	4	-	-	-	(2)	5	-
Corporate equity	-	-	-	-	-	-	-	-	-	-
Total trading securities	988	(13)	(22)	149	(143)	-	17	(376)	600	(3)
FVTPL Securities
Corporate debt	8	-	-	3	-	-	-	-	11	-
Corporate equity	4,044	5	(44)	220	(63)	(1)	-	-	4,161	22
Total FVTPL securities	4,052	5	(44)	223	(63)	(1)	-	-	4,172	22
FVOCI Securities
Issued or guaranteed by:
U.S. states, municipalities and agencies	1	-	-	-	-	-	-	-	1	na
Corporate equity	153	-	(1)	4	-	-	-	-	156	na
Total FVOCI securities	154	-	(1)	4	-	-	-	-	157	na
Business and Government Loans	20	-	-	115	-	(15)	-	-	120	-
Other Assets	1,233	45	-	23	-	(2)	-	-	1,299	48
Derivative Assets
Foreign exchange contracts	26	(26)	-	-	-	-	-	-	-	-
Commodity contracts	-	-	-	13	-	-	-	-	13	-
Equity contracts	-	-	-	-	-	-	1	-	1	-
Total derivative assets	26	(26)	-	13	-	-	1	-	14	-
Other Liabilities	2	-	-	1	-	-	-	-	3	-
Derivative Liabilities
Foreign exchange contracts	-	12	-	-	-	-	-	-	12	(38)
Commodity contracts	-	-	-	-	-	-	-	-	-	-
Equity contracts	-	-	-	-	-	-	-	-	-	-
Credit default swaps	2	-	-	-	-	-	-	-	2	-
Total derivative liabilities	2	12	-	-	-	-	-	-	14	(38)

(1)	Foreign exchange translation on assets and liabilities held by foreign operations is included in other comprehensive income, net foreign operations.
(2)	Changes in unrealized gains (losses) on Trading and FVTPL securities still held on January 31, 2024 and 2023 are included in earnings for the period.
 Unrealized gains (losses) recognized on Level 3 financial instruments may be offset by (losses) gains on economic hedge contracts.
 Certain comparative figures have been reclassified for changes in accounting policy (Note 1).
 na – not applicable